3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Company and Background

Imprimis Pharmaceuticals, Inc. (“Imprimis” or the “Company”), is a specialty pharmaceutical company developing non-invasive, topically delivered products. The Company’s patented Accudel cream formulation technology is designed to facilitate the effective penetration of a variety of products through the tough skin barrier. Impracor, the Company’s lead pain product, utilizes the Accudel platform technology to deliver the active drug, ketoprofen, a non-steroidal anti-inflammatory drug (“NSAID”), through the skin directly into the underlying tissues where the drug exerts its anti-inflammatory and analgesic effects. The Company intends to leverage the Accudel platform technology to expand and create a portfolio of topical products for a variety of indications.

Basis of Presentation

On February 28, 2012, the Company changed its name from Transdel Pharmaceuticals, Inc. to Imprimis Pharmaceuticals, Inc. All prior references to Transdel Pharmaceuticals, Inc. have been changed to Imprimis to reflect the change. On February 28, 2012, the Company effected a one-for-eight reverse stock split. All per share amounts and calculations in this report reflect this change.

Imprimis has prepared the accompanying interim condensed unaudited consolidated financial statements in accordance with accounting principles generally accepted in the United Stated States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.  In the opinion of management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation have been included.  Operating results for the three months ended March 31, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.  For further information, refer to the Company’s audited consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Principles of Consolidation

On September 17, 2007, Imprimis entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) by and among Imprimis, Transdel Pharmaceuticals Holdings, Inc., a privately held Nevada corporation (“Transdel Holdings”), and Trans-Pharma Acquisition Corp., a newly formed, wholly-owned Delaware subsidiary of Imprimis (“Acquisition Sub”). Upon closing of the merger transaction contemplated under the Merger Agreement (the “Merger”), Acquisition Sub merged with and into Transdel Holdings, and Transdel Holdings, as the surviving corporation, became a wholly-owned subsidiary of Imprimis.

In connection with the merger, 231,249 of Imprimis common shares remain outstanding and all other outstanding shares of Imprimis were cancelled. Also, at the closing of the Merger, each share of Transdel Holdings common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 1.25 of one share of Imprimis’ common stock. An aggregate of 1,000,000 shares of Imprimis’ common stock, which includes 24,414 shares of restricted stock which were subject to forfeiture, were issued to the holders of Transdel Holdings’ common stock. As a result of the transaction, the former owners of Transdel Holdings became the controlling stockholders of Imprimis. Accordingly, the merger of Transdel Holdings and Imprimis is a reverse merger that has been accounted for as a recapitalization of Transdel Holdings.

Effective on September 17, 2007, and for all reporting periods thereafter, Imprimis’ operating activities, including any prior comparative period, include only those of Transdel Holdings. All references to share and per share amounts in the accompanying consolidated financial statements and footnotes have been restated to reflect the aforementioned share exchange. All significant intercompany accounts and transactions have been eliminated in consolidation.

On June 20, 2011, Transdel Holdings was merged with Imprimis Pharmaceuticals, Inc., at which time Transdel Holdings ceased as a corporation, and Imprimis Pharmaceuticals, Inc. remains as the sole surviving corporation.

Development Stage Enterprise

The Company is a development stage company as defined under Financial Accounting Standards Board (“FASB”) guidance. The Company is devoting substantially all of its present efforts to establish a new business, and its planned principal operations have not yet commenced. All losses accumulated since inception have been considered as part of the Company’s development stage activities.

These consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a development stage enterprise and has sustained significant losses since inception and expects to continue to incur losses.

Research and Development

The Company expenses all costs related to research and development as they are incurred.

Revenue Recognition and Deferred Revenue

The Company will recognize revenues in accordance with FASB guidance, which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectibility is reasonably assured. Determination of criteria (3) and (4) will be based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectibility of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments will be provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product has not been delivered or for which services have not been rendered or are subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or services have been rendered or no refund will be required.

For the three months ended March 31, 2012, the Company recorded $100,000 in revenues for non-refundable royalty advances, which were previously deferred. The Company does not anticipate that it will generate any significant revenues until one or more of its drug candidates are approved by the FDA or until the Company is able to commercialize one or more of its cosmetic products. Also, effective sales and marketing support must be in place for either the drug candidates or the cosmetic products in order to generate any revenues. The FDA approval process is highly uncertain and the Company cannot estimate when it will generate revenues at this time from sales of its products.

Income Taxes

Income tax expense is provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due, plus deferred taxes.  Deferred taxes are recognized for differences between the basis of assets and liabilities for financial statement and income tax purposes.  The differences relate primarily to the effects of net operating loss carry forwards and differing basis, depreciation methods, and lives of depreciable assets. The deferred tax assets represent the future tax return consequences of those differences, which will be deductible when the assets are recovered.

No income tax benefit (expense) was recognized for the three months ended March 31, 2012 as a result of tax losses in this period and because deferred tax benefits, derived from the Company’s prior net operating losses, were previously fully reserved. The Company had federal and California net operating loss carryforwards of approximately $12.5 million and $12.3 million, respectively.

The Company is subject to taxation in the United States and California. The Company’s tax years for 2000 and forward are subject to examination by the United States and state tax authorities due to the carry forward of unutilized net operating losses

Cash and Cash Equivalents

Cash equivalents include short-term, highly liquid investments with maturities of three months or less at the time of acquisition.

Concentrations of Credit Risk

A financial instrument which potentially subjects the Company to concentrations of credit risk is cash.  The Company places its cash with financial institutions deemed by management to be of high credit quality. The Federal Deposit Insurance Corporation (“FDIC”) provides basic deposit coverage with limits to $250,000 per owner. In addition to the basic insurance deposit coverage, the FDIC is providing temporary unlimited coverage for noninterest-bearing transaction accounts from December 31, 2010 to December 31, 2012. At March 31, 2012, there were no uninsured deposits.

Furniture and Equipment

Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of three to five years.

Furniture and equipment, net, as of March 31, 2012 and December 31, 2011 consisted of the following:

	March 31,	December 31,
	2012	2011
Furniture and Equipment, net:
Computer Software and Hardware	$5,640	$-
Furniture and Equipment	8,967	-
Total	14,607
Accumulated Depreciation	(404)	-
Total	$14,203	$-

During the three months ended March 31, 2012 and 2011, the Company recorded $404 and $264, respectively, in depreciation expense.

Fair Value Measurements

Fair value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The established fair value hierarchy prioritizes the use of inputs used in valuation methodologies into the following three levels:

·	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and must be used to measure fair value whenever available.
·	Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
·	Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. For example, level 3 inputs would relate to forecasts of future earnings and cash flows used in a discounted future cash flows method.

The fair values of the Company’s cash and cash equivalents, accounts payable, amounts due to related parties, accrued expenses and notes payable approximate carrying values due to their short term maturities.

Stock-Based Compensation

All share-based payments to employees, including grants of stock options to employees, directors and consultants and restricted stock grants, are recognized in the financial statements based upon their fair values.

The Company's accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows FASB guidance. As such, the value of the applicable stock-based compensation is periodically remeasured and income or expense is recognized during their vesting terms. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor's performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is primarily recognized over the term of the consulting agreement. In accordance with FASB guidance, an asset acquired in exchange for the issuance of fully vested, nonforfeitable equity instruments should not be presented or classified as an offset to equity on the grantor's balance sheet once the equity instrument is granted for accounting purposes. Accordingly, the Company records the fair value of nonforfeitable equity instruments issued for future consulting services as prepaid consulting fees in its consolidated balance sheets.

Basic and Diluted Loss per Common Share

Basic net loss per common share is computed by dividing net loss for the period by the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common and common equivalent shares, such as stock options and warrants outstanding during the period.

Basic and diluted net loss applicable to common stock per share is computed using the weighted average number of common shares outstanding during the period. Common stock equivalents (prior to application of the treasury stock, if converted method) from convertible notes, preferred stock, stock options and warrants were 10,569,150 and 543,646 at March 31, 2012 and 2011, respectively, are excluded from the calculation of diluted net loss per share for all periods presented because the effect is anti-dilutive.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management are, among others, the valuation of contributed services, stock options, deferred taxes and stock-based compensation issued to employees and non-employees. Actual results could differ from those estimates.

Unaudited Pro Forma Stockholders’ (Deficit)

The Company has filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission in connection with a proposed public offering of units of its securities. If the offering contemplated by this registration statement is consummated, and the Company raises sufficient equity to meet the listing requirements of the NASDAQ Capital Market, the Company will effect a 1-for-5 reverse stock split of its common stock after the effectiveness of the registration statement and prior to the closing of the offering. The unaudited pro forma consolidated balance sheet as of March 31, 2012 gives effect to the assumed reverse stock split.

Since the 1-for-5 reverse stock split is to be effected after the effectiveness of the registration statement, the historical share information included in the accompanying consolidated financial statements and notes hereto do not assume the reverse stock split, and accordingly, have not be adjusted.

Recently Adopted Accounting Guidance

On January 1, 2012, we adopted guidance issued by the FASB on accounting and disclosure requirements related to fair value measurements. The guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. Adoption of this new guidance did not have a material impact on our condensed consolidated financial statements.

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and with the rules and regulations of the Securities and Exchange Commission (“SEC”) related to an annual report on Form 10-K. The consolidated financial statements include the accounts of Imprimis Pharmaceuticals Inc. and its wholly-owned subsidiary, Transdel Pharmaceuticals Holdings, Inc. (collectively, the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation. The Company has evaluated subsequent events through the filing date of this Form 10-K, and determined that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes thereto other than as disclosed in the accompanying notes.

Principles of Consolidation

On September 17, 2007, Imprimis entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) by and among Imprimis, Transdel Pharmaceuticals Holdings, Inc., a privately held Nevada corporation (“Transdel Holdings”), and Trans-Pharma Acquisition Corp., a newly formed, wholly-owned Delaware subsidiary of Imprimis (“Acquisition Sub”). Upon closing of the merger transaction contemplated under the Merger Agreement (the “Merger”), Acquisition Sub merged with and into Transdel Holdings, and Transdel Holdings, as the surviving corporation, became a wholly-owned subsidiary of Imprimis.

In connection with the merger, 231,242 of Imprimis common shares remain outstanding and all other outstanding shares of Imprimis were cancelled. Also, at the closing of the Merger, each share of Transdel Holdings common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 1.25 of one share of Imprimis’ common stock. An aggregate of 1,000,000 shares of Imprimis’ common stock, which includes 24,414 shares of restricted stock which were subject to forfeiture, were issued to the holders of Transdel Holdings’ common stock. As a result of the transaction, the former owners of Transdel Holdings became the controlling stockholders of Imprimis. Accordingly, the merger of Transdel Holdings and Imprimis is a reverse merger that has been accounted for as a recapitalization of Transdel Holdings.

Effective on September 17, 2007, and for all reporting periods thereafter, Imprimis’ operating activities, including any prior comparative period, include only those of Transdel Holdings. All references to share and per share amounts in the accompanying consolidated financial statements and footnotes have been restated to reflect the aforementioned share exchange. All significant intercompany accounts and transactions have been eliminated in consolidation.

On June 20, 2011, Transdel Holdings was merged with Imprimis Pharmaceuticals, Inc., at which time Transdel Holdings ceased as a corporation, and Imprimis Pharmaceuticals, Inc. remains as the sole surviving corporation.

Development Stage Enterprise

The Company is a development stage company as defined by the Financial Accounting Standards Board (the “FASB”). The Company is devoting substantially all of its present efforts to establish a new business, and its planned principal operations have not yet commenced. All losses accumulated since inception have been considered as part of the Company’s development stage activities.

These consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a development stage enterprise and has sustained significant losses since inception and expects to continue to incur losses through 2012.

Research and Development

The Company expenses all costs related to research and development as they are incurred.

Revenue Recognition and Deferred Revenue

The Company will recognize revenues in accordance with FASB guidance, which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectibility is reasonably assured. Determination of criteria (3) and (4) will be based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectibility of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments will be provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product has not been delivered or for which services have not been rendered or are subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or services have been rendered or no refund will be required.

As of December 31, 2011, the Company had not generated any revenues and the Company does not anticipate that it will generate any significant revenues until one or more of its drug candidates are approved by the FDA or until the Company is able to commercialize one or more of its cosmetic products. Also, effective sales and marketing support must be in place for either the drug candidates or the cosmetic products in order to generate any revenues. The FDA approval process is highly uncertain and the Company cannot estimate when it will generate revenues at this time from sales of its products.

Cash and Cash Equivalents

Cash equivalents include short-term, highly liquid investments with maturities of three months or less at the time of acquisition.

Concentrations of Credit Risk

A financial instrument which potentially subjects the Company to concentrations of credit risk is cash.  The Company places its cash with financial institutions deemed by management to be of high credit quality. The Federal Deposit Insurance Corporation (“FDIC”) provides basic deposit coverage with limits to $250,000 per owner. In addition to the basic insurance deposit coverage, the FDIC is providing temporary unlimited coverage for noninterest-bearing transaction accounts from December 31, 2010 to December 31, 2012. At December 31, 2011, there were no uninsured deposits.

Computer Equipment

Computer equipment is stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of three years.

During the years ended December 31, 2011 and 2010, the Company recorded $338 and $1,056, respectively, in depreciation expense.

Fair Value Measurements

Fair value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability. US GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The established fair value hierarchy prioritizes the use of inputs used in valuation methodologies into the following three levels:

·	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and must be used to measure fair value whenever available.
·	Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
·	Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. For example, level 3 inputs would relate to forecasts of future earnings and cash flows used in a discounted future cash flows method.

The fair values of the Company’s cash and cash equivalents, accounts payable, accounts payable due to related parties, accrued expenses and notes payable approximate carrying values due to their short term maturities.

Stock-Based Compensation

All share-based payments to employees, including grants of stock options to employees, directors and consultants and restricted stock grants, are recognized in the consolidated financial statements based upon their fair values.

The Company's accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows FASB guidance. As such, the value of the applicable stock-based compensation is periodically remeasured and income or expense is recognized during their vesting terms. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor's performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is primarily recognized over the term of the consulting agreement. In accordance with FASB guidance, an asset acquired in exchange for the issuance of fully vested, nonforfeitable equity instruments should not be presented or classified as an offset to equity on the grantor's balance sheet once the equity instrument is granted for accounting purposes. Accordingly, the Company records the fair value of nonforfeitable equity instruments issued for future consulting services as prepaid consulting fees in its consolidated balance sheets.

Income Taxes

We account for income taxes under the provision of Accounting Standards Codification 740, “Income Taxes”, or ASC 740. As of December 31, 2011 and 2010, there was no unrecognized tax benefits included in the consolidated balance sheets that would, if recognized, affect the effective tax rate. Our practice is to recognize interest and/or penalties related to income tax matters in income tax expense. We had no accrual for interest or penalties on our consolidated balance sheets at December 31, 2011 and 2010, respectively and have not recognized interest and/or penalties in the consolidated statement of operations for the years ended December 31, 2011 and 2010. We are subject to taxation in the United States and California.

Basic and Diluted Loss per Common Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders for the period by the weighted average number of common and common equivalent shares, such as stock options and warrants outstanding during the period.

Basic and diluted net loss applicable to common stock per share is computed using the weighted average number of common shares outstanding during the period. Common stock equivalents (prior to application of the treasury stock, if converted method) from convertible notes, preferred stock, stock options and warrants were 4,136,10 and 541,335 for the years ended December 31, 2011 and 2010, respectively, are excluded from the calculation of diluted net loss per share for all periods presented because the effect is anti-dilutive.

	For the year ended	For the year ended
	December 31, 2011	December 31, 2010

Net loss	$(953,936)	$(2,531,228)
Deemed dividend to preferred stockholders	(100,000)	-
Numerator – loss attributable to common stockholders	(1,053,936)	(2,531,228)
Denominator – weighted average
number of shares outstanding, basic and diluted	1,989,014	1,973,155
Loss per share, basic and diluted	$(0.53)	$(1.28)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management are, among others, the valuation of contributed services, stock options, deferred taxes and stock-based compensation issued to employees and non-employees. Actual results could differ from those estimates.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update contains the results of the work of the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing fair value measurements in accordance with U.S. GAAP and IFRSs. The amendments in this update are effective for periods beginning after December 15, 2011 and as a result are not yet applicable to the Company. The Company is evaluating the impact of the update on its consolidated financial statements.

Reverse Stock Split

On February 28, 2012, the Company effected a one-for-8 reverse stock split of its common stock. The reverse stock split did not affect the Company’s Series A convertible preferred stock. The accompanying consolidated financial statements and footnotes have been retroactively adjusted to reflect the effects of the reverse stock split. The reverse stock split did not affect the amount of the Company’s equity or its market capitalization.